Segmented Information - Schedule of Net Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Assets	$ 3,248,498	$ 3,518,584
Liabilities	1,046,880	882,576
Net assets	2,201,618	2,636,008
Silver Segment [member]
Disclosure of operating segments [line items]
Assets	1,021,508	988,906
Liabilities	241,975	255,517
Net assets	779,533	733,389
Gold Segment [member]
Disclosure of operating segments [line items]
Assets	1,767,906	2,077,861
Liabilities	578,423	562,083
Net assets	1,189,483	1,515,778
Dolores mine [member] | Mexico | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	415,143	750,220
Liabilities	155,772	193,638
Net assets	259,371	556,582
La Colorada mine [member] | Mexico | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	375,381	299,038
Liabilities	52,018	52,934
Net assets	323,363	246,104
Huaron mine [member] | Peru | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	122,535	117,514
Liabilities	51,486	59,975
Net assets	71,049	57,539
Morococha mine [member] | Peru | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	102,193	124,607
Liabilities	31,240	40,494
Net assets	70,953	84,113
San Vicente mine [member] | Bolivia | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	82,509	88,924
Liabilities	47,380	53,264
Net assets	35,129	35,660
Manantial Espejo mine [member] | Argentina | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	47,772	71,012
Liabilities	40,477	29,017
Net assets	7,295	41,995
Escobal mine [member] | Guatemala | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	291,118	287,811
Liabilities	19,374	19,833
Net assets	271,744	267,978
Shahuindo mine [member] | Peru | Gold Segment [member]
Disclosure of operating segments [line items]
Assets	602,443	591,164
Liabilities	199,560	199,450
Net assets	402,883	391,714
La Arena mine [member] | Peru | Gold Segment [member]
Disclosure of operating segments [line items]
Assets	368,277	317,371
Liabilities	155,120	106,799
Net assets	213,157	210,572
Timmins mine [member] | Canada | Gold Segment [member]
Disclosure of operating segments [line items]
Assets	382,043	419,106
Liabilities	67,971	62,196
Net assets	314,072	356,910
Pas Corp mine [member] | Canada | Other Segment [member]
Disclosure of operating segments [line items]
Assets	178,986	176,006
Liabilities	182,920	16,492
Net assets	(3,934)	159,514
Navidad mine [member] | Argentina | Other Segment [member]
Disclosure of operating segments [line items]
Assets	193,923	193,077
Liabilities	2,600	0
Net assets	191,323	193,077
Other [member] | Other | Other Segment [member]
Disclosure of operating segments [line items]
Assets	86,175	82,734
Liabilities	40,962	48,484
Net assets	$ 45,213	$ 34,250